Class A Common Stock Subject to Possible Redemption (restated) - Summary of Class A Common Stock Subject to Possible Redemption (Detail) - USD ($)		3 Months Ended
	Mar. 08, 2021	Mar. 08, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Class of Stock [Line Items]
Balance at March 31, 2021, June 30, 2021 and September 30, 2021	$ 400,000,000	$ 400,000,000
Class A Common Shares Subject to Possible Redemption [Member]
Class of Stock [Line Items]
Plus: Revaluation to redemption value		42,042,544
Class A Common Shares Subject to Possible Redemption [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Balance at March 31, 2021, June 30, 2021 and September 30, 2021			$ 400,000,000	$ 400,000,000	$ 400,000,000
Class A Common Shares Subject to Possible Redemption [Member] | IPO [Member]
Class of Stock [Line Items]
Proceeds from issuance of stock net of issuance costs	$ 400,000,000
Less: proceeds allocated to public warrants		(20,533,964)
Less: Class A common stock issuance cost		$ (21,508,580)